Other financial assets - Fair value (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Other financial assets
Financial assets at fair value	$ 4,835,509	$ 1,863,457
Level 1
Other financial assets
Financial assets at fair value	3,052,575	1,526,458
Level 2
Other financial assets
Financial assets at fair value	748,876	$ 336,999
Level 3
Other financial assets
Financial assets at fair value	$ 1,034,058